EQ ADVISORS TRUSTSM

EQ/Fidelity Institutional AMSM Large Cap Portfolio

SUPPLEMENT DATED DECEMBER 31, 2019 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for the EQ/Fidelity Institutional AMSM Large Cap Portfolio.

Effective December 31, 2019, the table in the section of the Summary Prospectus entitled “EQ/Fidelity Institutional AMSM Large Cap Portfolio — Who Manages the Portfolio — Sub-Adviser: FIAM LLC” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Melissa Reilly	Co-Manager (consumer staples sector) of FIAM	December 2019
Ashley Fernandes, CFA®	Co-Manager (energy sector) of FIAM	December 2019

**********

Effective December 31, 2019, the table in the section of the Prospectus entitled “EQ/Fidelity Institutional AMSM Large Cap Portfolio — Who Manages the Portfolio — Sub-Adviser: FIAM LLC” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Melissa Reilly	Co-Manager (consumer staples sector) of FIAM	December 2019
Ashley Fernandes, CFA®	Co-Manager (energy sector) of FIAM	December 2019

**********

Effective December 31, 2019, the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — FIAM LLC” is amended to include the following information:

Melissa Reilly is a member of FMR’s Stock Selector Large Cap Group (consumer staples sector). Since joining Fidelity Investments in 2004, Ms. Reilly has worked as a chief investment officer and portfolio manager.

Ashley Fernandes, CFA® is a member of FMR’s Stock Selector Large Cap Group (energy sector). Since joining Fidelity Investments in 2008, Mr. Fernandes has worked as a global energy analyst, research analyst and portfolio manager.

**********

Effective December 31, 2019, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — FIAM LLC” is amended to add the following information:

FIAM LLC (“FIAM LLC” or “Sub-Adviser”)

Portfolio Manager

Presented below for each portfolio manager is the number of
other accounts of the Sub-Adviser managed by the portfolio
manager and the total assets of the accounts managed within
each category as of November 30, 2019

							Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

EQ/Fidelity Institutional AMSM Large Cap Portfolio
Jody Simes	13	$2,799	12	$1,743	4	$803	1	$204	0	N/A	0	N/A

Ownership of Securities of the Portfolio as of November 30, 2019

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Fidelity Institutional AMSM Large Cap Portfolio
Jody Simes	X

**********